Summary of Significant Accounting Policies (Details 2)	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Year end RMB [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange Rates	6.27705	6.5097	6.89052	6.9437
Average year RMB [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange Rates	6.36071	6.7590	6.88971	6.6430
Year end HKD [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange Rates	7.8491	7.7926	7.7707	7.7543
Average year HKD [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange Rates	7.8274	7.7925	7.7605	7.7617